UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: December 31st, 2012

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
136 Madison Avenue, 3rd Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         February 14, 2013

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   55

Form 13F Information Table Value Total: 873088









AK STL CORP	 		NOTE 5.000%11/1   001546AP5		  11197		       9900000	     PRN

ADVANCED MICRO DEVICES INC	COM 		  007903107		    252	 	        105023	      SH

AFFYMETRIX INC	 		NOTE 4.000% 7/0   00826TAH1		   7255		       8900000	     PRN

ATLANTICUS HLDGS CORP	 	COM 		  04914Y102		   1675			500000	      SH

BOTTOMLINE TECH DEL INC	 	COM 		  101388106		    792	         	 30000	      SH

CEMEX SAB DE CV	 		NOTE 3.250% 3/1   151290BB8		   3408		       3000000	     PRN

COBALT INTL ENERGY INC	 	NOTE 2.625%12/0   19075FAA4		  40400		      40000000	     PRN

DENDREON CORP	 		NOTE 2.875% 1/1   24823QAC1		  19875		      26500000	     PRN

DRYSHIPS INC.	 		NOTE 5.000%12/0   262498AB4		  37394		      47275000	     PRN

DYNEGY INC NEW DEL	 	COM 		  26817R108		   6870		        359098	      SH

DYNEGY INC NEW DEL	 	W EXP 99/99/999   26817R116		   2679		       2121391	      SH

ENCORE CAP GROUP INC	 	NOTE 3.000%11/2   292554AC6		   2024		       1815000	     PRN

ENDEAVOUR INTL CORP	 	COM NEW 	  29259G200		    808		        155925	      SH

EXELIXIS INC	 		NOTE 4.250% 8/1   30161QAC8		   8170		       8368000	     PRN

GT ADVANCED TECHNOLOGIES INC	NOTE 3.000%10/0   36191UAA4		  19123		      26597000	     PRN

GENCO SHIPPING & TRADING LTD	NOTE 5.000% 8/1   36869MAA3		    139		        372000	     PRN

GENERAL MTRS CO	 		W EXP 07/10/201   37045V118		  10399		        533266	      SH

GENERAL MTRS CO	 		W EXP 07/10/201   37045V126		  54788		       4386571	      SH

GEVO INC			NOTE 7.500% 7/0   374396AA7		   2018		       3500000	     PRN

GILEAD SCIENCES INC	 	NOTE 1.000% 5/0   375558AN3		  13699		       8350000	     PRN

GLOBALSTAR INC	 		NOTE 5.750% 4/0   378973AA9		   6787		      12897000	     PRN

HARTFORD FINL SVCS GROUP INC	W EXP 06/26/201   416515120		  83215		       6173188	      SH

HOVNANIAN ENTERPRISES INC	UNIT 99/99/9999   44248W208		   3451		        100000	      SH

HUNTINGTON BANCSHARES INC	PFD CONV SER A 	  446150401		  12235		         10000	      SH

ISTAR FINL INC	 		NOTE 3.000%11/1   45031UBR1		   2059		       2000000	     PRN

KKR FINANCIAL HLDGS LLC	 	NOTE 7.500% 1/1   48248AAD0		  64405		      41723000	     PRN

LIBERTY MEDIA CORP	 	DEB 4.000%11/1 	  530715AG6		  18606		      27900000	     PRN

LIBERTY MEDIA CORP NEW	 	DEB 3.125% 3/3 	  530718AF2		 125311		      86000000	     PRN

LINCOLN NATL CORP IND	 	W EXP 07/10/201   534187117		  16564		        961890	      SH

MANNKIND CORP	 		COM 		  56400P201		    743		        321790	      SH

MANNKIND CORP	 		NOTE 3.750%12/1   56400PAA0		   1813		       2500000	     PRN

MANNKIND CORP	 		NOTE 5.750% 8/1   56400PAC6		  13073		      21000000	     PRN

MCMORAN EXPLORATION CO	 	NOTE 4.000%12/3   582411AJ3		  13882		      12250000	     PRN

MICROCHIP TECHNOLOGY INC	SDCV 2.125%12/1   595017AB0		   4050		       3200000	     PRN

MOLYCORP INC DEL		NOTE 6.000% 9/0   608753AF6		  12128		      12309000	     PRN

OMNICARE INC			DBCV 3.250%12/1   681904AL2		  27803		      27848000	     PRN

OMNICARE INC	 		NOTE 3.750%12/1   681904AN8		  63949		      43095000	     PRN

RAIT FINANCIAL TRUST	 	NOTE 7.000% 4/0   749227AA2		  13994		      13859000	     PRN

RADIAN GROUP INC	 	NOTE 3.000%11/1   750236AK7		  26676		      30000000	     PRN

SANOFI	 			RIGHT 12/31/2020  80105N113		   9715		       5714933	      SH

SEALY CORP	 		SR SECD 3RD 8% 	  812139400		   7367		         99892	      SH

SOLARFUN POWER HOLDINGS CO L	NOTE 3.500% 1/1   83415UAB4		   9143		      11500000	     PRN

SUNTRUST BKS INC	 	W EXP 11/14/201   867914111		    469		        158300	      SH

SUNTECH PWR HLDGS CO LTD	ADR 		  86800C104		    952			585000	      SH

SUNTECH PWR HLDGS CO LTD	NOTE 3.000% 3/1   86800CAE4		   2124		       4550000	     PRN

TAKE-TWO INTERACTIVE SOFTWAR	NOTE 1.750%12/0   874054AC3		   3329		       3500000	     PRN

TELEPHONE & DATA SYS INC	COM NEW 	  879433829		  21638		        977347	      SH

3-D SYS CORP DEL	 	COM NEW 	  88554D205		  24417		        457676	      SH

USEC INC	 		NOTE 3.000%10/0   90333EAC2		   7767		      20375000	     PRN

VERSO PAPER CORP	 	COM 		  92531L108		   1690		       1579380	      SH

VISTEON CORP	 		COM NEW 	  92839U206		  15443		        286933	      SH

VODAFONE GROUP PLC NEW	 	SPONS ADR NEW 	  92857W209		   4290		        170300	      SH

WINTRUST FINANCIAL CORP	 	W EXP 12/19/201   97650W157		   2195	        	128805	      SH

ZIONS BANCORPORATION	 	W EXP 05/22/202   989701115		   7052		       2474540	      SH

FRONTLINE LIMITED	 	FRONTLINE LTD 	  G3682E127		   1790	                549200	      SH







                                                                                   873088
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